Securities (Details 6) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Amortized Cost
Due after five years through ten years		$ 264,000		$ 264,000
Due after ten years		4,142,000		4,142,000
Total		4,406,000		4,406,000
Total amortized cost		65,275,000		65,275,000
Fair Value
Due after five years through ten years		264,000		264,000
Due after ten years		4,129,000		4,129,000
Total		4,393,000		4,393,000
Fair Value		65,631,000		65,631,000
Realized net gains (losses) from trading securities portfolio	(700,000)	800,000	(1,500,000)	1,400,000	(2,700,000)	(2,800,000)
Carrying amount of securities pledged	635,200,000	1,000,000,000		1,000,000,000		1,000,000,000
Fair value of securities pledged	633,400,000	983,100,000		983,100,000		938,100,000
Deposit with various state insurance departments	9,300,000	8,600,000		8,600,000		9,400,000
Residential mortgage-backed securities
Amortized Cost
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities		31,048,000		31,048,000
Total amortized cost		31,408,000		31,408,000
Fair Value
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities		31,431,000		31,431,000
Fair Value		31,431,000		31,431,000
Collateralized mortgage obligations
Amortized Cost
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities		29,821,000		29,821,000
Total amortized cost		29,821,000		29,821,000
Fair Value
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities		29,807,000		29,807,000
Fair Value		$ 29,807,000		$ 29,807,000